Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
1.
DESCRIPTION OF THE PLAN

General

The following description of the Long Island Electric Utility ServCo LLC Incentive Thrift Plan II (“Plan”) is provided for general information purposes only. Participants should refer to the Summary Plan Description for more information.

The Plan is a defined contribution retirement plan covering substantially all bargaining unit employees of Long Island Electric Utility ServCo LLC (“ServCo”) and ServCo is an indirect subsidiary of Public Service Enterprise Group Incorporated (“PSEG”). The ServCo Employee Benefits Committee (“Benefits Committee”) is the Named Fiduciary of the Plan responsible for controlling and managing its operation and administration ("Plan Administrator"). The ServCo Pension Investment Committee is the Named Fiduciary of the Plan responsible for management of the Plan investments and the selection and monitoring of the funds offered under the Plan. The Vanguard Group Inc. (“Trustee”) is responsible for the custody of the Plan’s assets. Vanguard Participant Services is the recordkeeper of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The Plan’s assets are held in a trust account by the Trustee and consist of a divided interest in an investment account of the Master Employee Benefit Plan Trust (“Master Trust”), a Master Trust established by ServCo and administered by the Trustee.

Contributions and Investment Options

Each Participant enters into a contribution agreement in order to make pre-tax contributions and/or Roth 401(k) contributions (together “Elective Contributions”) and/or after-tax contributions, subject to certain Internal Revenue Code (“IRC”) limitations. A Participant may elect to make after-tax contributions from 1% to 15% of their annual eligible compensation. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan. Automatically enrolled participants have their before tax contribution deferral rate set to 6% of eligible compensation after approximately 45 days of hire if they do not affirmatively elect otherwise. Until changed by the participant, their contributions are invested in the Plan's default investment option. The combined limit for Elective Contributions and after-tax contributions cannot exceed 50% of the Participant’s annual eligible compensation. Participants may also rollover to the Plan eligible rollover distributions from other qualified plans and certain Individual Retirement Accounts. The employer may also make a qualified non-elective contribution (“QNEC”) to the Plan. All Participant and employer contributions are 100% vested in the Plan.

Participants may direct the investment of their accounts into various investment options offered by the Plan through the Master Trust. The Plan offers investment options in the Common Stock of PSEG ("PSEG Share Fund"), which has been designated as an Employee Stock Ownership Plan under section 4975(e) of the Code, and mutual funds consisting of various target-date funds, commingled bonds, and other collective investment funds.

Participant Accounts

Individual accounts are maintained for each Participant. Each Participant’s account consists of (a) Participant’s contributions, (b) applicable QNEC contributions, (c) earnings and/or losses, and (d) specific Participant transactions. The Participant’s account is reduced for certain administrative expenses. The benefit to which a Participant is entitled upon disability, retirement or termination of service, as applicable, or a beneficiary upon the death of a Participant, is the benefit that can be provided from the Participant’s vested account.

Dividends on PSEG Common Stock held in the accounts of Participants who have elected to participate in the PSEG Share Fund will be reinvested in the PSEG Share Fund.

Notes Receivable from Participants

Except as discussed in the following paragraph, Participants may borrow from their Plan accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their account balance at the time the loan is originated. The loans are secured by the balance in the Participant’s account and existing loans bear interest at rates that at December 31, 2025, ranged from 3.25% to 8.50% which were commensurate with local prevailing rates at the time that the loan was originated, as determined, at such time by the Benefits Committee. Principal and interest is paid ratably through payroll deductions.

Participants may have no more than two loans outstanding at any one time.

These notes receivable are measured at their unpaid principal balances plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when incurred. Delinquent loans are reclassified as distributions based upon terms of the Plan document.

Payment of Benefits

Upon disability, retirement, or termination of service, a Participant may elect to receive an amount equal to the value of the interest in their account in either a total or partial lump-sum payment, or through various periodic installment methods (not less frequently than annually). If a Participant’s account balance is less than $1,000 at the time of termination or anytime thereafter, the Participant will receive an automatic lump-sum payment for the entire account balance. For termination due to death, the Participant’s beneficiary will receive a lump-sum distribution equal to the value of the Participant’s interest in their account. If a Participant is no longer working for ServCo or any member of the controlled group of corporations and has a balance in the Plan, they must begin to receive distributions from their account no later than April 1 following the calendar year in which they reach age 73.

A Participant who is an employee and who has attained age 59½ may withdraw all or a part of their vested account. A Participant who is currently an employee and who has not attained age 59½ may withdraw all or part of their after-tax contributions that have been in the Plan for more than two years. Elective Contributions may not be withdrawn during employment prior to age 59½ except for reasons of extraordinary financial hardship and to the extent permitted by the IRC (“hardship withdrawals”). Hardship withdrawals are subject to taxes and penalties.

Vesting

All Participant contributions are always 100% vested in the Plan.

Plan Amendments

The Plan was amended effective January 1, 2025 to provide for additional Catch-Up Contributions for Eligible Employees who have attained age 60 before the close of the Plan Year but who have not attained age 64 by the close of the Plan Year.

The Plan was also amended effective January 1, 2026 to provide that Catch-Up Contributions shall be in the form of Roth 401(k) Contributions for Eligible Employees whose prior year’s Social Security earnings are more than $150,000.